Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Electric Generation Equipment [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Shorter of useful life or lease term
Minimum [Member] | Office Equipment and Furniture [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Office Equipment and Furniture [Member]
Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years